Annual Total Returns [BarChart] - BlackRock Systematic Multi-Strategy Fund - Institutional Shares	Sep. 29, 2020
Bar Chart Table:
Annual Return 2016	5.91%
Annual Return 2017	9.89%
Annual Return 2018	1.84%
Annual Return 2019	8.43%